Label	Element	Value
Lazard Retirement US Strategic Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LAZARD RETIREMENT SERIES, INC.

Lazard Retirement US Strategic Equity Portfolio

Supplement to Current Prospectus

The following replaces the table in “Summary Section—Lazard Retirement US Strategic Equity Portfolio—Fees and Expenses” in the Prospectus:

	Service Shares	Investor Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees*	.65%	.65%
Distribution and Service (12b-1) Fees	.25%	None
Other Expenses	1.19%	1.19%	**
Total Annual Portfolio Operating Expenses	2.09%	1.84%
Fee Waiver and Expense Reimbursement***	1.09%	1.09%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	1.00%	.75%

*	Restated to reflect current management fee
**	“Other Expenses” are based on estimated amounts for the current fiscal year, using “Other Expenses” for Service Shares from the last fiscal year.
***	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2019, to the extent Total Annual Portfolio Operating Expenses exceed 1.00% and .75% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors (the “Board”), and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

The following replaces the table in “Summary Section—Lazard Retirement US Strategic Equity Portfolio—Example” in the Prospectus:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$102	$549	$1,023	$2,334
Investor Shares	$77	$472	$894	$2,069

Risk/Return [Heading]	rr_RiskReturnHeading	Lazard Retirement US Strategic Equity Portfolio